11. Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

11.	COMMITMENTS AND CONTINGENCIES

Proceeds from Auctions of Royalty Rights

On March 8, 2016, the Company entered into a Listing Agreement with Royalty Network, LLC, doing business as Royalty Exchange for auction of a 50% ownership of photographic copyrights of certain celebrity archival images owned by the Company. In addition, the sale also assigns the winning bidder the right to receive 50% of the future share of income derived from the assigned images.

During 2016, the Company received gross proceeds of $396,000, less 12.5% auction broker fee, from five separate auctions of these rights. The Company retains all exclusive licensing authority over the images and may exercise a buyback option to buy back the 50% ownership of the rights for two times the original auction proceeds over a period ranging from 1 to 2 years.

The Company accounted for the 50% profit consideration for the above agreement in accordance with ASC 470-10-25 and 470-10-35 which requires amounts recorded as debt to be amortized under the interest method as described in ASC 835-30, Interest Method. The Company determined an effective interest rate based on future expected cash flows to be paid to the loan holders. This rate represents the discount rate that equates estimated cash flows with the initial proceeds received from the loan holders and is used to compute the amount of interest to be recognized each period. Estimating the future cash outflows under this agreement requires the Company to make certain estimates and assumptions about future revenues and such estimates are subject to significant variability. Therefore, the estimates are likely to change which may result in future adjustments to the accretion of the interest expense and the amortized cost based carrying value of the related loans.

Accordingly, the Company has estimated the cash flows associated with the images and determined a discount of $151,316 which is being accounted as interest expense over a 10-year estimated life of the asset based on expected future revenue streams. For the nine months ended September 30, 2018 and 2017, interest expense related to these loans amounted to $10,167 and $16,958, respectively, which has been included in interest expense and a corresponding increase in loans payable. During the nine months ended September 30, 2018 and 2017, the Company made payments of $5,303 and $9,489 to the loan holders, respectively. As of September 30, 2018, loan payable net of unamortized debt discount amounted $368,669.

Asset purchase agreements

On March 3, 2017, the Company entered into an agreement to sell 20% of its ownership in a certain photographic archive asset for $200,000. As part of the agreement the buyer received preferential distributions of their entire purchase price of the asset. If, however the entire purchase price is not paid back after 24 months then all net revenues from the Company will be paid to the buyer until the full purchase price has been paid. On March 30, 2018, the Company entered into an addendum to the agreement to remove the preferential distributions clause from the agreement. Additionally, on May 1, 2018, the Company entered into a second addendum to the agreement whereby the Company agreed to repay the seller the total purchase price of $200,000 and 1,000,000 shares of common stock within 120 days of the effective date of the agreement. The Company valued the 1,000,000 shares at $100,000 as of the agreement date and recorded the value as interest expense during the nine months ended September 30, 2018.

The Company accounted for the above transaction as debt and recognized the amount received as a loan payable. As of September 30, 2018, other debt, net of unamortized debt discount amounted to $200,000.

On July 21, 2017, the Company entered into an agreement to sell 25% of its ownership in a certain photographic archive asset for $175,000. As part of the agreement the buyer received preferential distributions of their entire purchase price of the asset plus a 30% return. If, however the entire purchase price is not paid back after 24 months then all net revenues from the Company will be paid to the buyer until the full purchase price plus a 30% return has been paid. During the nine months ended September 30, 2018, the Company entered into an addendum to the agreement to remove the preferential distributions clause from the agreement. As such, the Company has reclassified the debt to revenue for the nine months ended September 30, 2018.

License Agreements

Effective June 1, 2016 the Company entered into three separate non-exclusive license agreements use of licensed images and trademarks through December 31, 2019. Under the terms of the agreements, the Company is required to pay royalties of 10% on net sales. The agreements call for combined annual guaranteed minimum royalties per year of $150,000 based on combined minimum sales of $1,500,000 per year. As of September 30, 2018, the Company has paid $62,500 toward the guaranteed royalties.

Operating Lease Agreements

On September 6, 2012 the Company entered into a 25-month operating lease agreement for approximately 4,606 square foot warehouse and office facilities located in Las Vegas, NV. Monthly base rent due under the agreement is $3,270, plus common area maintenance fees. The agreement calls for 3% annual increase in base rental payments. On October 10, 2014, the Company entered into a First Amendment to Lease agreement extending the lease term for 60-months, beginning November 1, 2014. All other terms of the agreement remain unchanged.

Future minimum lease payments are below:

2018	$10,935
2019	36,807
Total	$47,742

The Company leases various corporate housing from unrelated third parties for terms that range from month-to-month to one year. The Company also rents office space on a month-to-month basis in New York at rate of $850 per month.

Total rent expense for nine months ended September 30, 2018 and 2017 was $40,930 and $40,406, respectively, in connection with the operating lease agreements.

Proceeds from Auctions of Royalty Rights

On March 8, 2016, the Company entered into a Listing Agreement with Royalty Network, LLC, doing business as Royalty Exchange for auction of a 50% ownership of photographic copyrights of certain celebrity archival images owned by the Company. In addition, the sale also assigns the winning bidder the right to receive 50% of the future share of income derived from the assigned images.

During 2016, the Company received gross proceeds of $396,000, less 12.5% auction broker fee, from five separate auctions of these rights. The Company retains all exclusive licensing authority over the images and may exercise a buyback option to buy back the 50% ownership of the rights for two times the original auction proceeds over a period ranging from 1 to 2 years.

The Company accounted for the 50% profit consideration for the above agreement in accordance with ASC 470-10-25 and 470-10-35 which requires amounts recorded as debt to be amortized under the interest method as described in ASC 835-30, Interest Method. The Company determined an effective interest rate based on future expected cash flows to be paid to the loan holders. This rate represents the discount rate that equates estimated cash flows with the initial proceeds received from the loan holders and is used to compute the amount of interest to be recognized each period. Estimating the future cash outflows under this agreement requires the Company to make certain estimates and assumptions about future revenues and such estimates are subject to significant variability. Therefore, the estimates are likely to change which may result in future adjustments to the accretion of the interest expense and the amortized cost based carrying value of the related loans.

Accordingly, the Company has estimated the cash flows associated with the images and determined a discount of $151,316 which is being accounted as interest expense over a 10-year estimated life of the asset based on expected future revenue streams. For the years ended December 31, 2017 and 2016, interest expense related to these loans amounted to $21,028 and $14,446, respectively, which has been included in interest expense and a corresponding increase in loans payable. During the years ended December 31, 2017 and 2016, the Company made payments of $7,041 and $11,128 to the loan holders, respectively. As of December 31, 2017, loan payable net of unamortized debt discount amounted $363,805.

Asset purchase agreement

On March 3, 2017, the Company entered into an agreement to sell 20% of its ownership in a certain photographic archive asset for $200,000. As part of the agreement the buyer received preferential distributions of their entire purchase price of the asset. If however the entire purchase price is not paid back after 24 months then all net revenues from the Company will be paid to the buyer until the full purchase price has been paid.

On July 21, 2017, the Company entered into an agreement to sell 25% of its ownership in a certain photographic archive asset for $175,000. As part of the agreement the buyer received preferential distributions of their entire purchase price of the asset plus a 30% return. If however the entire purchase price is not paid back after 24 months then all net revenues from the Company will be paid to the buyer until the full purchase price plus a 30% return has been paid.

The Company accounted for the above transaction as debt and recognized the amount received as a loan payable. As of December 31, 2017, other debt, net of unamortized debt discount amounted to $200,000.

The Company accounted for the preferential distribution and future revenue sale for the above agreement in accordance with ASC 470-10-35 which requires amounts recorded as debt to be amortized under the interest method as described in ASC 835-30, Interest Method. The Company determined an effective interest rate based on future expected cash flows to be paid to the loan holder. This rate represents the discount rate that equates estimated cash flows with the initial proceeds received from the loan holder and is used to compute the amount of interest to be recognized each period. Estimating the future cash outflows under this agreement requires the Company to make certain estimates and assumptions about future revenues and such estimates are subject to significant variability. Therefore, the estimates are likely to change which may result in future adjustments to the accretion of the interest expense and the amortized cost based carrying value of the related loan.

Accordingly, the Company has estimated the cash flows associated with the images and determined a discount of $0. During the year ended December 31, 2017, the Company made a payment to the buyer in the amount of $0 As of December 31, 2017, other debt, net of unamortized debt discount amounted to $175,000

License Agreements

Effective June 1, 2016 the Company entered into three separate non-exclusive license agreements use of licensed images and trademarks through December 31, 2019. Under the terms of the agreements, the Company is required to pay royalties of 10% on net sales. The agreements call for combined annual guaranteed minimum royalties per year of $150,000 based on combined minimum sales of $1,500,000 per year. The Company was required to pay advances related to 50% of the first year’s royalties totaling $75,000 upon execution of the agreements. The remainder of the first year’s combined minimum royalties of $75,000 was paid during the nine months ended December 31, 2017.

Operating Lease Agreements

On September 6, 2012 the Company entered into a 25-month operating lease agreement for approximately 4,606 square foot warehouse and office facilities located in Las Vegas, NV. Monthly base rent due under the agreement is $3,270, plus common area maintenance fees. The agreement calls for 3% annual increase in base rental payments. On October 10, 2014, the Company entered into a First Amendment to Lease agreement extending the lease term for 60-months, beginning November 1, 2014. All other terms of the agreement remain unchanged.

As of December 31, 2017, future minimum payments due under the 60-month operating lease agreement are as follows:

2018	$43,096
2019	$36,807
Total future minimum payments	$79,903

The Company leases various corporate housing from unrelated third parties for terms that range from month-to-month to one year. The Company also rents office space on a month-to-month basis in New York at rate of $850 per month.

Total rent expense for the twelve months ended December 31, 2017 and 2016 was $54,076 and $53,320 respectively, in connection with the operating lease agreements.